                OAKMARK FUND CLASS II SHARES CUMULATIVE RETURN:
       $10,000 INVESTMENT TOTAL RETURN SINCE INCEPTION (04/05/01): -9.59%
                      TOTAL RETURN LAST 12 MONTHS: -21.37%

[CHART]

         OAKMARK CLASS II SHARES          S&P 500 W/INC
Mar-01            10,000                     10,000
Jun-01            10,954                     10,585
Sep-01             9,963                      9,032
Dec-01            11,040                      9,997
Mar-02            11,497                     10,024
Jun-02            10,533                      8,681
Sep-02             8,782                      7,181
Dec-02             9,434                      7,787
Mar-03             9,041                      7,542

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. Past performance is no guarantee of future results. Investment return and principal value vary, and you may have a gain or loss when you sell shares. Average annual total return measures annualized change while total return measures aggregate change.

             OAKMARK SELECT FUND CLASS II SHARES CUMULATIVE RETURN:
       $10,000 INVESTMENT TOTAL RETURN SINCE INCEPTION (12/31/99): 36.73%
                      TOTAL RETURN LAST 12 MONTHS: -15.27%

[CHART]

         OAKMARK SELECT CLASS II SHARES      S&P 500 W/INC
Dec-99               10,000                      10,000
Mar-00               10,885                       9,667
Jun-00               10,309                      10,290
Sep-00               11,618                      11,024
Dec-00               12,542                       9,578
Mar-01               13,876                       9,058
Jun-01               15,140                       9,204
Sep-01               14,554                       7,662
Dec-01               15,755                       8,481
Mar-02               16,137                       8,504
Jun-02               14,821                       7,365
Sep-02               12,502                       6,835
Dec-02               13,748                       7,019
Mar-03               13,673                       6,337

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. Past performance is no guarantee of future results. Investment return and principal value vary, and you may have a gain or loss when you sell shares. Average annual total return measures annualized change while total return measures aggregate change.

           OAKMARK SMALL CAP FUND CLASS II SHARES CUMULATIVE RETURN:
      $10,000 INVESTMENT TOTAL RETURN SINCE INCEPTION (04/10/02): -29.73%
                      TOTAL RETURN LAST 12 MONTHS: -29.73%

[CHART]

          OAKMARK SMALL CAP II SHARES         MSCI WORLD
Mar-02            10,000                        10,000
Jun-02             9,163                         9,165
Sep-02             7,149                         7,203
Dec-02             7,615                         7,647
Mar-03             7,027                         7,304


The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. Past performance is no guarantee of future results. Investment return and principal value vary, and you may have a gain or loss when you sell shares. Average annual total return measures annualized change while total return measures aggregate change.

         OAKMARK EQUITY & INCOME FUND CLASS II SHARE CUMULATIVE RETURN:
       $10,000 INVESTMENT TOTAL RETURN SINCE INCEPTION (07/13/00): 24.87%
                        TOTAL RETURN LAST 12 MONTHS:-8.43%

[CHART]

              OAKMARK EQUITY & INCOME CLASS II SHARES    LIPPER BALANCED FUND
Jun-00                         10,000                           10,000
Sep-00                         10,632                           10,199
Dec-00                         11,117                           10,064
Mar-01                         11,563                            9,559
Jun-01                         12,497                            9,895
Sep-01                         12,128                            9,145
Dec-01                         13,089                            9,738
Mar-02                         13,637                            9,797
Jun-02                         13,187                            9,149
Sep-02                         12,056                            8,246
Dec-02                         12,786                            8,697
Mar-03                         12,487                            8,537

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. Past performance is no guarantee of future results. Investment return and principal value vary, and you may have a gain or loss when you sell shares. Average annual total return measures annualized change while total return measures aggregate change.

            OAKMARK GLOBAL FUND CLASS II SHARES CUMULATIVE RETURN:
      $10,000 INVESTMENT TOTAL RETURN SINCE INCEPTION (10/10/01): 4.94%
                     TOTAL RETURN LAST 12 MONTHS: -21.46%

[CHART]

               OAKMARK GLOBAL CLASS II SHARES           MSCI WORLD
Sep-01                         10,000                           10,000
Dec-01                         12,060                           10,059
Mar-02                         13,362                           10,886
Jun-02                         12,451                            9,902
Sep-02                         10,231                            8,082
Dec-02                         11,760                            8,700
Mar-03                         10,494                            8,260

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. Past performance is no guarantee of future results. Investment return and principal value vary, and you may have a gain or loss when you sell shares. Average annual total return measures annualized change while total return measures aggregate change.

          OAKMARK INTERNATIONAL FUND CLASS II SHARES CUMULATIVE RETURN:
       $10,000 INVESTMENT TOTAL RETURN SINCE INCEPTION (11/04/99): -9.54%
                     TOTAL RETURN LAST 12 MONTHS: -27.78%

[CHART]


          OAKMARK INTERNATIONAL CLASS II SHARES      MSCI WORLD EX U.S.
Sep-99                   10,000                           10,000
Dec-99                   10,596                           11,291
Mar-00                   10,567                           11,353
Jun-00                   11,303                           10,977
Sep-00                   11,079                           10,139
Dec-00                   11,890                            9,761
Mar-01                   10,836                            8,412
Jun-01                   11,905                            8,346
Sep-01                    9,590                            7,175
Dec-01                   11,245                            7,688
Mar-02                   12,525                            7,732
Jun-02                   12,230                            7,559
Sep-02                    9,421                            6,076
Dec-02                   10,259                            6,474
Mar-03                    9,046                            5,987

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. Past performance is no guarantee of future results. Investment return and principal value vary, and you may have a gain or loss when you sell shares. Average annual total return measures annualized change while total return measures aggregate change.

     OAKMARK INTERNATIONAL SMALL CAP FUND CLASS II SHARES CUMULATIVE RETURN:
       $10,000 INVESTMENT TOTAL RETURN SINCE INCEPTION (01/08/01): -8.28%
                     TOTAL RETURN LAST 12 MONTHS: -24.69%

[CHART]


          OAKMARK INTERNATIONAL SMALL CAP CLASS II SHARES   MSCI WORLD EX U.S.
Dec-00                      10,000                                 10,000
Mar-01                      10,140                                  8,599
Jun-01                      10,494                                  8,532
Sep-01                       9,282                                  7,335
Dec-01                      11,062                                  7,860
Mar-02                      12,180                                  8,056
Jun-02                      12,466                                  7,728
Sep-02                       9,686                                  6,212
Dec-02                      10,454                                  6,618
Mar-03                       9,172                                  6,120

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of the fund shares. Past performance is no guarantee of future results. Investment return and principal value vary, and you may have a gain or loss when you sell shares. Average annual total return measures annualized change while total return measures aggregate change.